Financial and capital risk management - Embedded derivatives in contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) item EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2018 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (34)	$ (324)	$ (67)
Embedded derivatives - Nickel forwards
Derivative financial instruments.
Notional | EquityInstruments	1,979	1,497
Average strike rate per share | item	15,831.00
Fair value of liabilities	$ 2	$ 2
Value at risk	$ 1
Embedded derivatives - Copper forwards
Derivative financial instruments.
Notional | EquityInstruments	746,667	746,667
Average strike rate per share | item	233.00
Fair value of liabilities		$ (1)
Embedded - Put options - sold
Derivative financial instruments.
Notional | EquityInstruments	1,105,070,863	1,105,070,863
Average strike rate per share | item	4.23
Fair value of liabilities	$ (19)	$ (69)
Value at risk	4
2021+ | Embedded derivatives - Nickel forwards
Derivative financial instruments.
Fair value of liabilities	2
2021+ | Embedded - Put options - sold
Derivative financial instruments.
Fair value of liabilities	$ (19)